Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Flexible Capital Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Flexible Capital Income Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 43.9%
Issuer	Shares	Value ($)
Communication Services 2.3%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	775,000	14,655,250
Verizon Communications, Inc.	260,000	10,090,600
Total		24,745,850
Media 0.6%
Comcast Corp., Class A	210,000	7,805,700
Total Communication Services		32,551,550
Consumer Discretionary 1.8%
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	50,000	7,149,500
Household Durables 0.6%
Newell Brands, Inc.	550,000	8,079,500
Specialty Retail 0.7%
Home Depot, Inc. (The)	35,000	10,378,900
Total Consumer Discretionary		25,607,900
Consumer Staples 2.4%
Food Products 1.4%
Bunge Ltd.	80,000	7,640,000
Kraft Heinz Co. (The)	300,000	11,682,000
Total		19,322,000
Tobacco 1.0%
Philip Morris International, Inc.	150,000	14,595,000
Total Consumer Staples		33,917,000
Energy 5.8%
Oil, Gas & Consumable Fuels 5.8%
Chesapeake Energy Corp.	75,000	6,060,750
Chevron Corp.	90,000	14,469,300
ConocoPhillips Co.	135,000	13,952,250
Enviva, Inc.	160,000	6,969,600
EOG Resources, Inc.	117,500	13,279,850
Exxon Mobil Corp.	190,000	20,882,900
Valero Energy Corp.	55,000	7,245,150
Total		82,859,800
Total Energy		82,859,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.6%
Banks 3.5%
Citizens Financial Group, Inc.	175,000	7,308,000
JPMorgan Chase & Co.	100,000	14,335,000
M&T Bank Corp.	87,500	13,587,875
PNC Financial Services Group, Inc. (The)	90,000	14,212,800
Total		49,443,675
Capital Markets 4.3%
Ares Capital Corp.	775,000	15,004,000
BlackRock, Inc.	11,000	7,583,730
Blackstone Secured Lending Fund	325,000	8,417,500
Blackstone, Inc.	77,500	7,037,000
Carlyle Group, Inc. (The)	225,000	7,740,000
Morgan Stanley	160,000	15,440,000
Total		61,222,230
Insurance 1.1%
MetLife, Inc.	225,000	16,139,250
Mortgage Real Estate Investment Trusts (REITS) 1.7%
Blackstone Mortgage Trust, Inc.	475,000	10,055,750
Starwood Property Trust, Inc.	750,000	14,370,000
Total		24,425,750
Total Financials		151,230,905
Health Care 4.6%
Biotechnology 1.5%
AbbVie, Inc.	95,000	14,620,500
Amgen, Inc.	32,500	7,528,950
Total		22,149,450
Health Care Equipment & Supplies 0.6%
Medtronic PLC	100,000	8,280,000
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	150,000	10,344,000
Merck & Co., Inc.	125,000	13,280,000
Pfizer, Inc.	300,000	12,171,000
Total		35,795,000
Total Health Care		66,224,450
2	Columbia Flexible Capital Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 3.2%
Aerospace & Defense 1.0%
Raytheon Technologies Corp.	150,000	14,713,500
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	82,500	15,055,425
Machinery 1.1%
AGCO Corp.	60,000	8,448,600
Stanley Black & Decker, Inc.	92,500	7,918,925
Total		16,367,525
Total Industrials		46,136,450
Information Technology 6.7%
Communications Equipment 1.5%
Cisco Systems, Inc.	300,000	14,526,000
Juniper Networks, Inc.	235,000	7,233,300
Total		21,759,300
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	425,000	14,428,750
IT Services 1.1%
International Business Machines Corp.	115,000	14,869,500
Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	25,000	14,857,250
QUALCOMM, Inc.	62,500	7,720,625
Texas Instruments, Inc.	85,000	14,573,250
Total		37,151,125
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	260,000	7,675,200
Total Information Technology		95,883,875
Materials 2.1%
Chemicals 1.6%
Dow, Inc.	260,000	14,872,000
Nutrien Ltd.	100,000	7,778,000
Total		22,650,000
Metals & Mining 0.5%
Newmont Corp.	160,000	6,977,600
Total Materials		29,627,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Crown Castle, Inc.	50,000	6,537,500
Invitation Homes, Inc.	250,000	7,815,000
Life Storage, Inc.	62,500	7,532,500
Simon Property Group, Inc.	62,500	7,630,625
VICI Properties, Inc.	335,000	11,232,550
Total		40,748,175
Total Real Estate		40,748,175
Utilities 1.5%
Electric Utilities 1.5%
Duke Energy Corp.	75,000	7,069,500
Entergy Corp.	70,000	7,200,900
FirstEnergy Corp.	185,000	7,314,900
Total		21,585,300
Total Utilities		21,585,300
Total Common Stocks (Cost $561,120,040)		626,373,005

Convertible Bonds 10.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.6%
American Airlines Group, Inc.
07/01/2025	6.500%	6,500,000	7,835,750
Automotive 0.2%
Lucid Group, Inc.(a)
12/15/2026	1.250%	5,500,000	3,300,000
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	20,000,000	12,781,602
Diversified Manufacturing 0.5%
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	8,500,000	7,242,000
Food and Beverage 0.7%
Post Holdings, Inc.(a)
08/15/2027	2.500%	10,200,000	10,549,860
Health Care 0.5%
CONMED Corp.(a)
06/15/2027	2.250%	7,500,000	7,061,250

Columbia Flexible Capital Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2023 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invacare Corp.(b)
11/15/2024	0.000%	4,500,000	258,750
Total			7,320,000
Independent Energy 0.0%
Chesapeake Energy Escrow
09/15/2026	5.500%	10,500,000	189,000
Leisure 1.0%
NCL Corp., Ltd.
02/15/2027	2.500%	9,300,000	7,297,078
Royal Caribbean Cruises Ltd.(a)
08/15/2025	6.000%	4,500,000	7,285,500
Total			14,582,578
Media and Entertainment 0.3%
fuboTV, Inc.
02/15/2026	3.250%	9,000,000	4,306,604
Other Financial Institutions 0.7%
RWT Holdings, Inc.
10/01/2025	5.750%	10,050,000	9,190,437
Other REIT 1.2%
PennyMac Corp.
03/15/2026	5.500%	16,500,000	14,652,000
Redwood Trust, Inc.(a)
06/15/2027	7.750%	2,000,000	1,806,250
Total			16,458,250
Pharmaceuticals 1.6%
Bridgebio Pharma, Inc.
03/15/2027	2.500%	3,500,000	1,835,313
BridgeBio Pharma, Inc.
02/01/2029	2.250%	15,500,000	5,874,500
Clovis Oncology, Inc.(b)
05/01/2025	0.000%	11,700,000	1,433,250
Cytokinetics, Inc.(a)
07/01/2027	3.500%	6,500,000	7,182,500
Tilray, Inc.
10/01/2023	5.000%	7,000,000	6,834,430
Total			23,159,993
Retailers 0.8%
Farfetch Ltd.
05/01/2027	3.750%	7,500,000	6,163,976
Wayfair, Inc.(a)
09/15/2027	3.250%	6,000,000	5,508,000
Total			11,671,976
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.2%
2U, Inc.
05/01/2025	2.250%	9,500,000	7,685,500
Infinera Corp.(a)
08/01/2028	3.750%	7,400,000	9,568,200
Total			17,253,700
Total Convertible Bonds (Cost $173,443,048)			145,841,750

Convertible Preferred Stocks 8.7%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	57,500	7,311,828
Total Consumer Discretionary			7,311,828
Financials 1.3%
Banks 1.0%
Bank of America Corp.	7.250%	12,000	14,326,080
Capital Markets 0.3%
AMG Capital Trust II	5.150%	87,500	4,523,750
Total Financials			18,849,830
Health Care 1.5%
Health Care Equipment & Supplies 1.5%
Becton Dickinson and Co.	6.000%	225,000	10,840,500
Boston Scientific Corp.	5.500%	100,000	11,332,210
Total			22,172,710
Total Health Care			22,172,710
Industrials 1.0%
Machinery 0.5%
Chart Industries, Inc., ADR	6.750%	135,000	7,477,650
Professional Services 0.5%
Clarivate PLC	5.250%	160,000	7,053,505
Total Industrials			14,531,155
Information Technology 0.9%
Electronic Equipment, Instruments & Components 0.9%
Coherent Corp.	6.000%	65,000	12,305,282
Total Information Technology			12,305,282

4	Columbia Flexible Capital Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2023 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 3.5%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.926%	310,000	14,359,200
Gas Utilities 1.5%
Spire, Inc.	7.500%	215,000	10,599,172
UGI Corp.	7.250%	125,000	10,606,250
Total			21,205,422
Multi-Utilities 1.0%
NiSource, Inc.	7.750%	135,000	14,050,800
Total Utilities			49,615,422
Total Convertible Preferred Stocks (Cost $133,137,876)			124,786,227

Corporate Bonds & Notes 34.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.1%
Bombardier, Inc.(a)
06/15/2026	7.125%	14,500,000	14,246,552
Rolls-Royce PLC(a)
10/15/2027	5.750%	8,133,000	7,843,002
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	7,200,000	7,192,861
Total			29,282,415
Airlines 0.5%
American Airlines, Inc.(a)
02/15/2028	7.250%	7,500,000	7,341,033
Automotive 0.5%
Ford Motor Credit Co. LLC
03/06/2026	6.950%	7,107,000	7,127,579
Cable and Satellite 0.7%
Comcast Corp.
08/15/2025	3.375%	7,500,000	7,203,647
Telesat Canada/LLC(a)
10/15/2027	6.500%	7,114,000	2,134,200
Total			9,337,847
Chemicals 1.0%
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	7,000,000	6,956,184
Olympus Water US Holding Corp.(a)
10/01/2029	6.250%	9,000,000	7,328,472
Total			14,284,656
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.4%
PECF USS Intermediate Holding III Corp.(a)
11/15/2029	8.000%	8,350,000	5,915,020
Consumer Cyclical Services 1.0%
Staples, Inc.(a)
04/15/2026	7.500%	7,500,000	6,672,195
Uber Technologies, Inc.(a)
09/15/2027	7.500%	2,600,000	2,636,803
01/15/2028	6.250%	4,695,000	4,620,158
Total			13,929,156
Consumer Products 1.5%
Mattel, Inc.(a)
04/01/2029	3.750%	4,400,000	3,806,910
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,475,589
11/01/2041	5.450%	1,100,000	923,611
Newell Brands, Inc.
09/15/2027	6.375%	3,664,000	3,642,743
09/15/2029	6.625%	3,150,000	3,122,961
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	10,500,000	6,809,078
Total			20,780,892
Electric 0.5%
DTE Energy Co.
11/01/2024	4.220%	6,858,000	6,712,755
Food and Beverage 1.5%
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	13,929,000	11,064,108
United Natural Foods, Inc.(a)
10/15/2028	6.750%	10,320,000	9,801,322
Total			20,865,430
Gaming 1.3%
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	7,299,000	7,369,785
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	12,500,000	11,005,375
Total			18,375,160
Health Care 1.6%
Quotient Ltd.(a),(c),(d),(e)
04/15/2030	12.000%	1,566,132	1,566,132
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	7,540,000	7,440,358

Columbia Flexible Capital Income Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
10/01/2028	6.125%	15,521,000	14,365,432
Total			23,371,922
Independent Energy 3.4%
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	16,000,000	14,523,772
Oasis Petroleum, Inc.(a)
06/01/2026	6.375%	7,500,000	7,229,398
Occidental Petroleum Corp.
07/15/2044	4.500%	9,800,000	7,725,338
04/15/2046	4.400%	10,600,000	8,150,908
Southwestern Energy Co.
02/01/2029	5.375%	12,220,000	11,434,699
Total			49,064,115
Leisure 2.5%
Carnival Corp.(a)
05/01/2029	6.000%	16,500,000	12,855,574
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	7,300,000	7,071,451
NCL Corp., Ltd.(a)
02/15/2029	7.750%	9,500,000	8,266,352
Royal Caribbean Cruises Ltd.(a)
08/15/2027	11.625%	6,600,000	7,032,236
Total			35,225,613
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	18,000,000	14,991,246
Deluxe Corp.(a)
06/01/2029	8.000%	8,000,000	6,705,726
Lions Gate Capital Holdings LLC(a)
04/15/2029	5.500%	17,500,000	12,496,583
Mav Acquisition Corp.(a)
08/01/2029	8.000%	9,000,000	7,683,818
Total			41,877,373
Metals and Mining 0.2%
CONSOL Energy, Inc.(a)
11/15/2025	11.000%	3,460,000	3,531,732
Oil Field Services 1.0%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	4,568,000	4,345,622
01/15/2028	7.500%	3,231,000	3,012,761
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	7,189,000	7,336,428
Total			14,694,811
Other Financial Institutions 0.3%
WeWork Companies, Inc.(a)
05/01/2025	7.875%	9,300,000	5,004,782
Packaging 1.3%
ARD Finance SA(a),(d)
06/30/2027	6.500%	8,754,310	7,156,374
Mauser Packaging Solutions Holding Co.(a)
04/15/2027	9.250%	11,500,000	10,820,050
Total			17,976,424
Paper 0.5%
Sylvamo Corp.(a)
09/01/2029	7.000%	7,800,000	7,756,874
Pharmaceuticals 1.3%
1375209 BC Ltd.(a)
01/30/2028	9.000%	1,957,000	1,954,211
Amgen, Inc.(f)
03/02/2025	5.250%	7,500,000	7,484,709
Bausch Health Companies, Inc.(a)
09/30/2028	11.000%	3,477,000	2,734,443
10/15/2030	14.000%	695,000	442,639
Organon Finance 1 LLC(a)
04/30/2031	5.125%	7,523,000	6,411,915
Total			19,027,917
Restaurants 1.0%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	17,500,000	14,500,663
Retailers 1.9%
Academy Ltd.(a)
11/15/2027	6.000%	7,833,000	7,446,400
Hanesbrands, Inc.(a)
02/15/2031	9.000%	7,263,000	7,346,306
L Brands, Inc.(a)
10/01/2030	6.625%	7,500,000	7,108,817
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	6,500,000	4,923,315
Total			26,824,838
Supermarkets 0.4%
Safeway, Inc.
02/01/2031	7.250%	6,088,000	6,044,337

6	Columbia Flexible Capital Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 5.2%
Consensus Cloud Solutions, Inc.(a)
10/15/2026	6.000%	8,000,000	7,295,435
Diebold Nixdorf, Inc.(a)
07/15/2025	9.375%	2,781,000	1,965,003
Diebold Nixdorf, Inc.(a),(d)
10/15/2026	8.500%	13,227,138	6,592,008
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	13,000,000	10,337,230
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	12,155,000	11,499,215
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	9,500,000	9,341,624
09/30/2030	7.125%	5,000,000	4,873,827
Picard Midco, Inc.(a)
03/31/2029	6.500%	8,000,000	6,932,873
Rocket Software, Inc.(a)
02/15/2029	6.500%	14,125,000	11,506,650
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	2,200,000	2,164,842
09/01/2025	7.375%	1,077,000	1,012,106
Total			73,520,813
Total Corporate Bonds & Notes (Cost $550,650,892)			492,374,157

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(g)
10/30/2040	11.172%	250,000	7,060,000
Total Preferred Debt (Cost $6,634,776)			7,060,000
Warrants 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Quotient Ltd.(h)	24,163	6
Quotient Ltd.(h)	111,309	84
Total		90
Total Health Care		90
Total Warrants (Cost $—)		90

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(i),(j)	21,378,913	21,370,361
Total Money Market Funds (Cost $21,369,840)		21,370,361
Total Investments in Securities (Cost: $1,446,356,472)		1,417,805,590
Other Assets & Liabilities, Net		9,321,425
Net Assets		1,427,127,015

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $451,149,958, which represents 31.61% of total net assets.
(b)	Represents a security in default.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2023, the total value of these securities amounted to $1,566,132, which represents 0.11% of total net assets.
(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2023.
(h)	Non-income producing investment.
Columbia Flexible Capital Income Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	20,206,575	299,014,533	(297,851,268)	521	21,370,361	(5,031)	515,039	21,378,913
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Flexible Capital Income Fund | Third Quarter Report 2023

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3QT148_05_N01_(04/23)